SCHEDULE I - Description of agilon health, inc. (Detail) - Parent Company [Member]	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	100.00%	100.00%
Restricted investments, percent of net assets	25.00%	25.00%